Related Party Transactions (Details) - Schedule of net outstanding balances with related parties - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Advances to Suppliers [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties		$ 5,550,504
Accounts Receivable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Receivables from related parties		1,438,303
Accounts Receivable [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Receivables from related parties		2,543,394
Accounts Payable [Member] | Taizhou Huadi Industrial Ltd. [Member]
Receivables from related parties:
Accounts payable	2,562,357
Accounts Payable [Member] | Taizhou Huadi Material Technology Co. [Member]
Receivables from related parties:
Accounts payable	443,798
Due to Related Parties [Member] | Di Wang [Member]
Liabilities to related parties:
Due to related parties	(365,624)	(155,198)
Due to Related Parties [Member] | Bing Zhang [Member]
Liabilities to related parties:
Due to related parties	$ (473,238)	$ (359,716)